Share-Based Compensation - PSUs movement (Details) - PSUs $ in Thousands			12 Months Ended
	Aug. 07, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Number of awards
Granted during the year | EquityInstruments	4,702	496,742	501,444
Outstanding at end of the year | EquityInstruments			501,444
Weighted average contractual life
Weighted average contractual life			2 years 3 months
Aggregate fair value
Granted during the year | $			$ 1,759
Outstanding at the end of the year | $			$ 1,759